PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE
Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Machine	12 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

SCHEDULE OF VALUE-ADDED TAX RATE FOR GENERAL VAT PAYERS

The Company’s subsidiaries and the former VIEs are subject to value-added tax and related surcharges on the revenues earned for services provided in the PRC. The applicable value-added-tax rate for general VAT payers is set out in the following table.

Type of service	Applicable VAT rate (%)
Vehicle sales	0.5% - 6%
Commission	6%
Value-added service	6%
Other services	6%